Stock Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member]
Recognition & Retention Plan [Abstract]
Shares purchased for award (in shares)			55,545
Weighted average price (in dollars per share)			$ 9.36
Purchase price of shares			$ 520,000
Shares granted to officers, employees and directors (in shares)	0	0	43,324
Available for future grant (in shares)		12,459	12,221
Status of the shares under the RRP [Roll Forward]
Unvested at the beginning of the year (in shares)	17,440	25,969
Granted (in shares)	0	0	43,324
Vested (in shares)	(8,546)	(8,529)
Forfeited (in shares)	0	0
Unvested at the end of the year (in shares)	8,894	17,440
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested at the beginning of the period (in dollars per share)	$ 9.05	$ 9.05
Granted (in dollars per share)	$ 0	$ 0
Vested (in dollars per share)	$ 9.05	$ 9.05
Forfeited (in dollars per share)	$ 0	$ 0
Unvested at the end of the period (in dollars per share)	$ 9.05	$ 9.05
Compensation expense	77,000	77,000
Tax benefit from compensation expense	26,000	26,000
Total compensation cost not yet recognized	32,000
Period for recognition	4 months 24 days
Stock Option [Abstract]
Available for future grant (in shares)		12,459	12,221
Fair Value Assumptions [Abstract]
Tax benefit from compensation expense	26,000	26,000
Unrecognized compensation expense	32,000
Period for recognition	4 months 24 days
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member] | Minimum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period			5 years
Weighted Average Grant Date Fair Value [Roll Forward]
Period for recognition	5 years
Stock Option [Abstract]
Award vesting period			5 years
Fair Value Assumptions [Abstract]
Period for recognition	5 years
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member] | Maximum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period			7 years
Weighted Average Grant Date Fair Value [Roll Forward]
Period for recognition	7 years
Stock Option [Abstract]
Award vesting period			7 years
Fair Value Assumptions [Abstract]
Period for recognition	7 years
Stock Option [Member] | 2008 Stock Option Plan [Member]
Recognition & Retention Plan [Abstract]
Available for future grant (in shares)	31,293
Award vesting period	10 years
Weighted Average Grant Date Fair Value [Roll Forward]
Tax benefit from compensation expense	9,000	9,000
Total compensation cost not yet recognized	18,000
Period for recognition	4 months 24 days
Stock Option [Abstract]
Number of options authorized (in shares)	138,863
Exercise price (in dollars per share)	$ 0	$ 0	$ 10.00
Award vesting period	10 years
Options granted (in shares)	0	0	108,311
Available for future grant (in shares)	31,293
Options, Outstanding [Roll Forward]
Outstanding at the beginning of the year (in shares)	107,570	107,570
Granted (in shares)	0	0	108,311
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Outstanding at the end of the period (in shares)	107,570	107,570
Exercisable at the end of period (in shares)	85,332	63,999
Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the year (in dollars per share)	$ 10.00	$ 10.00
Granted (in dollars per share)	$ 0	$ 0	$ 2.01
Exercised (in dollars per share)	$ 0	$ 0	$ 10.00
Forfeited (in dollars per share)	$ 0	$ 10.00
Outstanding at the end of the period (in dollars per share)	$ 10.00	$ 10.00
Exercisable, Weighted Average Exercise Price	$ 10.00	$ 10.00
Outstanding, Weighted Average Remaining Contractual Life	5 years 4 months 24 days	6 years 4 months 24 days
Exercisable, Weighted Average Remaining Contractual Life	5 years 4 months 24 days
Fair Value Assumptions [Abstract]
Expected dividend yield (in hundredths)	1.10%
Risk-free interest rate (in hundredths)	3.50%
Expected life of options	7 years 6 months
Expected stock-price volatility (in hundredths)	19.45%
Contractual term award granted	10 years
Outstanding, Intrinsic Value	108,000
Exercisable, Intrinsic Value	85,000	85,000
Compensation expense	41,000	41,000
Tax benefit from compensation expense	9,000	9,000
Unrecognized compensation expense	18,000
Period for recognition	4 months 24 days
Stock Option [Member] | 2008 Stock Option Plan [Member] | Minimum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period	5 years
Stock Option [Abstract]
Award vesting period	5 years
Stock Option [Member] | 2008 Stock Option Plan [Member] | Maximum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period	7 years
Stock Option [Abstract]
Award vesting period	7 years
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan [Abstract]
Outstanding company shares purchased (in hundredths)	8.00%
Total ESOP shares (in shares)	111,090	111,090
Weighted average price of shares purchased (in dollars per share)	$ 9.35
Cost of shares purchased	1,000,000
Interest rate on ESOP loan (in hundredths)	7.75%
Installment payment period	15 years
ESOP expense	111,000	82,000
Components of the ESOP shares [Abstract]
Allocated shares (in shares)	44,436	33,327
Unreleased shares (in shares)	66,654	77,763
Total ESOP shares (in shares)	111,090	111,090
Fair value of unreleased shares (in thousands)	$ 733,000	$ 653,000